Related Party Transactions	12 Months Ended
Jul. 31, 2013
Related Party Transactions
Related Party Transactions

Note 12—Related Party Transactions

The Company’s Chairman of the Board of Directors is also a director and the Chairman (formerly Executive Chairman) of Inovio.  The Company’s Chairman abstained from all discussions and voting related to negotiations of the Asset Purchase Agreement disclosed in Note 5 and the amendments (and related warrants) disclosed in Notes 6 and 8, while performing his duties as Executive Chairman of Inovio.